Off balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2020
Off balance sheet commitments and lease contracts
Schedule of off balance sheet commitments and lease contracts

	Maturity and installment plants
As of December 31, 2020		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	48,705	—	22,745	25,960
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,674	4,674	—	—
Lease obligations (Note 13.2)	8,943	1,207	3,178	4,558
Asset retirement obligations (Note 12)	15,368	463	1,840	13,065
Contractual obligations recorded in the balance sheet	77,690	6,344	27,763	43,583
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,745	704	626	415
Purchase obligations	143,177	11,719	39,126	92,332
Contractual obligations not recorded in the balance sheet	144,922	12,423	39,752	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	18,767	67,515	136,330
Guarantees given to customs authorities	2,312	2,189	60	63
Guarantees given on borrowings	14,164	746	3,660	9,758
Indemnities related to sales of businesses	333	179	—	154
Guarantees of current liabilities	147	68	56	23
Guarantees to customers / suppliers	19,182	2,603	1,853	14,726
Letters of credit	2,432	2,297	135	—
Other operating commitments	23,879	3,224	3,002	17,653
TOTAL OF OTHER COMMITMENTS GIVEN	62,449	11,306	8,766	42,377
Mortgages and liens received	77	28	24	25
Sales obligations	80,521	7,001	29,362	44,158
Other commitments received	20,401	15,270	1,474	3,657
TOTAL OF COMMITMENTS RECEIVED	100,999	22,299	30,860	47,840
Of which commitments given relating to joint ventures	34,920	644	7,288	26,988
Of which commitments given relating to associates	51,795	999	8,664	42,132

	Maturity and installment plants
As of December 31, 2019		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,931	—	19,888	21,043
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,331	5,331	—	—
Lease obligations (Note 13.2)	7,465	1,202	2,883	3,380
Asset retirement obligations (Note 12)	14,492	617	3,153	10,722
Contractual obligations recorded in the balance sheet	68,219	7,150	25,924	35,145
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,077	536	879	662
Purchase obligations	147,516	10,763	38,189	98,564
Contractual obligations not recorded in the balance sheet	149,593	11,299	39,068	99,226
TOTAL OF CONTRACTUAL OBLIGATIONS	217,812	18,449	64,992	134,371
Guarantees given to customs authorities	2,012	1,876	17	119
Guarantees given on borrowings	14,510	306	7,372	6,832
Guarantees related to sales of businesses	331	163	16	152
Guarantees of current liabilities	172	79	60	33
Guarantees to customers / suppliers	12,318	1,435	2,169	8,714
Letters of credit	2,786	2,768	18	—
Other operating commitments	22,055	3,240	1,202	17,613
TOTAL OF OTHER COMMITMENTS GIVEN	54,184	9,867	10,854	33,463
Assets received as collateral (security interests)	85	23	37	25
Sales obligations	93,441	7,135	31,330	54,976
Other commitments received	22,358	16,845	1,705	3,808
TOTAL OF COMMITMENTS RECEIVED	115,884	24,003	33,072	58,809
Of which commitments given relating to joint ventures	39,055	461	11,822	26,772
Of which commitments given relating to associates	31,465	913	8,381	22,171

	Maturity and installments
As of December 31, 2018		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	37,784	—	19,072	18,712
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,027	5,027	—	—
Finance lease obligations (Note 13.2)	1,878	213	468	1,197
Asset retirement obligations (Note 12)	14,286	844	3,388	10,054
Contractual obligations recorded in the balance sheet	58,975	6,084	22,928	29,963
Operating lease obligations (Note 13.2)	9,130	1,644	3,691	3,795
Purchase obligations	121,119	9,708	30,652	80,759
Contractual obligations not recorded in the balance sheet	130,249	11,352	34,343	84,554
TOTAL OF CONTRACTUAL OBLIGATIONS	189,224	17,436	57,271	114,517
Guarantees given to customs authorities	2,043	1,904	12	127
Guarantees given on borrowings	18,680	169	68	18,443
Indemnities related to sales of businesses	334	165	10	159
Guarantees of current liabilities	222	83	74	65
Guarantees to customers / suppliers	8,463	1,222	847	6,394
Letters of credit	3,515	3,164	160	191
Other operating commitments	29,416	2,085	1,046	26,285
TOTAL OF OTHER COMMITMENTS GIVEN	62,673	8,792	2,217	51,664
Mortgages and liens received	84	23	33	28
Sales obligations	91,695	7,989	27,709	55,997
Other commitments received	21,565	15,527	1,328	4,710
TOTAL OF COMMITMENTS RECEIVED	113,344	23,539	29,070	60,735
Of which commitments given relating to joint ventures	42,768	162	4,425	38,181
Of which commitments given relating to associates	39,437	773	8,378	30,286

Schedule of impact on fixed assets due to adoption of IFRS 16

(in M$)
Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
TOTAL	5,698

Summary of reconciliation between the operating lease commitments disclosed under IAS 17 and the additional lease liabilities recognized under IFRS 16

January 1,
M$	2019
Operating lease commitments at December 31, 2018	9,130
Commitments relating to IFRS 16 exemptions:	(417)
- Low value assets	(90)
- Short-term leases	(327)
Leases not yet commenced at January 1, 2019	(608)
Commitments relating to service component of lease contracts	(760)
Commitments relating to leases of non identified assets or substitute assets	(628)
Variable lease payments	(6)
Other impacts	204
Impact of discounting	(1,360)
ADDITIONAL LEASE LIABILITY ON CONTRACTS PREVIOUSLY ACCOUNTED FOR AS OPERATING LEASES	5,555
Finance lease liability at December 31, 2018	1,878
TOTAL LEASE LIABILITY AT JANUARY 1, 2019	7,433

Other information required on lease debts, notably their maturity, is presented in Note 15 to the consolidated financial statements.

Schedule of future minimum lease payments on leases

For the year ended December 31, 2020		Leases recorded in
(M$)	Exempted contracts	balance sheet
2021	704	1,659
2022	252	1,366
2023	159	1,117
2024	118	1,022
2025	97	964
2026 and beyond	415	6,325
Total minimum payments	1,745	12,453
Less financial expenses		(3,510)
Nominal value of contracts		8,943
Less current portion of lease contracts		(1,207)
NON-CURRENT LEASE LIABILITIES		7,736

For the year ended December 31, 2019		Leases recorded in
(M$)	Exempted contracts	balance sheet
2020	536	1,586
2021	360	1,228
2022	212	1,019
2023	162	835
2024	145	766
2025 and beyond	662	4,757
Total minimum payments	2,077	10,191
Less financial expenses		(2,726)
Nominal value of contracts		7,465
Less current portion of lease contracts		(1,202)
NON-CURRENT LEASE LIABILITIES		6,263

For the year ended December 31, 2018
(M$)	Operating leases	Finance leases
2019	1,644	263
2020	1,282	183
2021	967	182
2022	772	179
2023	669	179
2024 and beyond	3,796	1,826
Total minimum payments	9,130	2,812
Less financial expenses		(934)
Nominal value of contracts		1,878
Less current portion of finance lease contracts		(213)
NON-CURRENT FINANCE LEASE LIABILITIES		1,665